13F-HR 09/30/00 0000791214 g$caw8qs NONE 1 A. Duleep-Hill 203-761-9600
anna@grandprixfund.com 13F-HR Form 13F Holdings Report UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 13F
FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended:
September 30, 2000 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one): [ ] is a restaurant [ ] adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: Target Investors, Inc. Address: 15 River Road; Suite 220 Wilton, CT 06897 13F File Number: 28-1727 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report is the Reporting
Manager: Name: Robert Zuccaro Title: President Phone: 203-761-9600
Robert Zuccaro Wilton, Connecticut October 24, 2000 Report Type (check only one): [ x ] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report
List of Other Managers Reporting for this Manager: None I am signing this report as required by the Securities Exchange Act of 1934.
FORM 13F SUMMARY PAGE Report Summary: Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $680,840
List of Other Included Managers: None
Name of Issuer Class Cusip Value (x$1000) Shares A E S common 00130H105 14728 215000 Administaff common 007094105 3255 43000 Advent Software common 007974108 5939 85000 Albany Molecular common 012423109 4214 75000 Alza common 022615108
31054 359000 Americredit common 03060R101 2881 100000 Anaren Microwave common 032744104 4069 30000 Applied Micro Circuits common 03822W109 28575 138000 Barr
Labs common 068306109 3515 53000 Barra common 068313105 3451 55600 Biovail common 09067J109 21907 269000 C&D Technologies common 124661109 2554 45000
CDW Computer common 125129106 2415 35000 Calpine common 131347106 39871
382000 Capital One Financial common 14040H105 4344 62000 Checkpoint Software common M22465104 29768 189000 Cheesecake Factory common 163072101 2595 60000
Christopher & Banks common 171046105 4160 107000 Cirrus Logic common 172755100 4838 120000 Corning common 219350105 19008 64000 DST common 233326107 5229
44500 Dianon Systems common 252826102 2193 55000 Dura common 26632S109 2830
80000 Dynegy common 26816Q101 12198 214000 E M C common 268648102 27458
277000 Elantec common 284155108 31681 318000 Fiserv common 337738108 1198
20000 GBC Bancorp common 361475106 1192 35000 Jabil Circuit common 466313103 17479 308000 KV Pharmaceutical common 482740206 2025 60000 Macrovision common 555904101 17658 218000 Manhattan Associates common 562750109 6554 107000
Mercury Interactive common 589405109 28215 180000 Micrel common 594793101 18559 277000 Minimed common 60365K108 17071 191000 Molecular Devices common
60851C107 2486 25300 NRG Energy common 629377102 3650 100000 National
Computer common 635519101 2192 30000 Newport common 651824104 37427 235000
PC Connection common 69318J100 3078 54000 PPL common 69351T106 5970 143000
Pericom Semiconductor common 713831105 3493 93000 Perkin Elmer common 714046109 22336 214000 Plexus common 729132100 25803 366000 Professional Detailing common 74312N107 4703 82500 Pulte common 745867101 3300 100000 Quest Diagnostics common 74834L100 18819 164000 Rent-A-Center common 76009N100 2428 70000 SEI
Investment common 784117103 4599 65000 Semtech common 816850101 11385 264000
Serena Software common 817492101 4606 100000 Siebel common 826170102 17921
161000 Silicon Valley Bancshares common 827064106 6988 120000 Sun Microsystems common 866810104 12726 109000 Teva common 881624209 19614 268000 Toll Brothers common 889478103 3678 107000 Vicor common 925815102 4069 75000 Waters common
941848103 34888 392000